                              AMERICAN AADVANTAGE
                                MILEAGE FUNDS(R)

--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999


                                   [PICTURE]


                           S&P 500 INDEX MILEAGE FUND






MANAGED BY AMR INVESTMENT SERVICES, INC.

================================================================================
American AAdvantage S&P 500 Index Mileage Fund

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

We are pleased to report to you on the performance of the American AAdvantage S&P 500 Index Mileage Fund (the "Fund"), and to provide you with a copy of the semi-annual report for the six months ended June 30, 1999. The Fund's total return for the period was 11.95%, compared to the returns of 12.24% for the S&P 500 Index and 12.14% for the Lipper S&P 500 Index Average for the same period.

MARKET ACTIVITY

As the global economy started to improve, the domestic stock market continued a volatile, but record-breaking run. The S&P 500 Index advanced during the first six months of 1999, closing above the 1,300 mark late in the first quarter. The Dow Jones Industrial Average rose to new highs, passing the 10,000 milestone and then the 11,000 level within the first half of the year.

Large cap growth stocks outperformed large cap value stocks during the first quarter of 1999. Sell-offs in large cap technology stocks raised concerns early in the quarter, but expectations of stronger earnings and profits lead to the sector's continued strength, as it was the top performer through March.

During the second quarter, large cap value stocks outperformed their growth brethren for the first time in nearly 1 1/2 years. Stronger performance in value stocks can be attributed, in part, to stronger performance in energy-related stocks, rebounding with higher oil prices. Additionally, positive corporate earnings surprises and a rotation into cyclicals led to stronger returns in sectors that have long been out of favor. While technology stocks pushed large cap growth stocks back on top for the month of June, the value sectors' strength for the second quarter was enough to give them the lead for the semi-annual period as a whole. As investor sentiment shifted, small and mid capitalization stocks also got a boost in the second quarter, outperforming large cap stocks for the first time in seven quarters.

Technology was still the semi-annual period's top performing sector, joined by more value-oriented sectors, including basic materials and energy. The weakest performing sectors included utilities, health care, and consumer staples. There were 19 changes to the S&P 500 Index during the first six months of 1999. Comparatively, this represents fewer additions and deletions than a year ago, primarily due to less merger and acquisition activity during this semi-annual period.


TEN LARGEST STOCK HOLDINGS

Microsoft Corp.            Lucent Technologies, Inc.
General Electric Co.       Intel Corp.
International Business     Exxon Corp.
Machines Corp.
Wal-Mart Stores, Inc.      AT&T Corp.
Cisco Systems, Inc.        Merck & Co., Inc.


OUTLOOK

A fundamental reassessment of the global economic outlook was the big story for the financial markets during the first half of 1999. The nightmare scenarios of Armageddon, deflation and financial meltdown that prevailed late last year were replaced by signs of improving growth -- particularly in Asia.

Within the U.S., the improvement globally has not been uniformly good news for financial markets. Indeed, with U.S. growth showing no signs of slowing and labor markets still extremely tight, the pick-up in the rest of the world raises the risks of inflation pressures here at home. To guard against those risks, the Federal Reserve Board raised the targeted Fed funds rate by 0.25% to 5.00% at their meeting on June 30th. Although the Fed declared a bias toward a neutral stance, the Fund's manager expects continued strong growth to prompt a modest degree of additional Fed tightening and some further backup in Treasury yields. This backdrop might temper the equity markets' enthusiasm a bit, but an extended correction is, in the opinion of the Fund's manager, unlikely unless the economy really overheats, provoking aggressive Fed tightening and imperiling the economic expansion the U.S. has enjoyed for more than eight years.

Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, the Fund's manager does not manage according to a given outlook for the equity markets or the economy in general.

As always, we appreciate your ongoing support of the American AAdvantage S&P 500 Index Mileage Fund, and we look forward to continuing to serve your investment needs for many years to come.


                  Sincerely,



                  /s/ WILLIAM F. QUINN

                  William F. Quinn
                  President
                  American AAdvantage Mileage Funds

================================================================================
American AAdvantage S&P 500 Index Mileage Fund

STATEMENT OF ASSETS AND LIABILITIES June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

ASSETS
    Investment in the BT Equity 500 Index Portfolio, at Value ................  $ 3,786,590
    Receivable for Shares of Beneficial Interest Subscribed ..................       25,000
    Receivable for Expense Reimbursement (Note 2) ............................       64,454
    Deferred Organization Costs ..............................................          160
                                                                                -----------
Total Assets .................................................................    3,876,204
                                                                                -----------
LIABILITIES
    Accrued Organization Costs ...............................................        5,476
    Administrative Service Fees Payable (Note 2) .............................        9,435
    Other Liabilities ........................................................       64,550
                                                                                -----------
Total Liabilities ............................................................       79,461
                                                                                -----------
NET ASSETS ...................................................................  $ 3,796,743
                                                                                ===========
COMPOSITION OF NET ASSETS
    Paid-in Capital ..........................................................  $ 3,587,947
    Undistributed Net Investment Income ......................................       11,665
    Accumulated Net Realized Loss from Investments and Futures Transactions...     (530,599)
    Net Unrealized Appreciation on Investments and Futures Contracts .........      727,730
                                                                                -----------
NET ASSETS ...................................................................  $ 3,796,743
                                                                                ===========
SHARES OUTSTANDING (no par value) ............................................      288,397
                                                                                ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .....................  $     13.16
                                                                                ===========

================================================================================




STATEMENT OF OPERATIONS Six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Income Allocated from the BT Equity 500 Index Portfolio, net ................  $  26,649
EXPENSES
    Administrative Service Fees .................................................      4,656
    Transfer Agency Fees ........................................................      1,383
    Registration Fees ...........................................................      9,459
    Professional Fees ...........................................................      4,607
    Amortization of Organization Costs ..........................................      1,984
    Distribution Fees ...........................................................      4,433
    Other Expenses ..............................................................      6,986
                                                                                   ---------
    Total Expenses ..............................................................     33,508
    Less:  Expenses Absorbed by AMR Investment Services, Inc. ...................    (25,175)
                                                                                   ---------
         Net Expenses ...........................................................      8,333
                                                                                   ---------
NET INVESTMENT INCOME ...........................................................     18,316
                                                                                   ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
    Net Realized Loss from Investment Transactions ..............................    (25,592)
    Net Realized Gain from Futures Transactions .................................      4,635
    Net Change in Unrealized Appreciation on Investments and Futures Contracts...    336,110
                                                                                   ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES Contracts ...........    315,153
                                                                                   ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................................  $ 333,469
                                                                                   =========

                        See Notes to Financial Statements

================================================================================
American AAdvantage S&P 500 Index Mileage Fund

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              SIX MONTHS         MARCH 2, 1998
                                                                                                ENDED           (COMMENCEMENT
                                                                                             JUNE 30,1999      OF OPERATIONS) TO
                                                                                              (UNAUDITED)      DECEMBER 31, 1998
                                                                                             ------------      -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net Investment Income ...........................................................        $     18,316         $     13,971
    Net Realized Gain (Loss) from Investments and Futures Transactions ..............             (20,957)               3,434
    Net Change in Unrealized Appreciation on Investments and Futures Contracts ......             336,110              394,717
                                                                                             ------------         ------------
Net Increase in Net Assets from Operations ..........................................             333,469              412,122
                                                                                             ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income ...........................................................              (6,651)             (14,229)
                                                                                             ------------         ------------
Total Distributions .................................................................              (6,651)             (14,229)
                                                                                             ------------         ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Proceeds from Sales of Shares ...................................................          10,219,790           10,646,746
    Dividend Reinvestments ..........................................................               5,808               12,694
    Cost of Shares Redeemed .........................................................          (9,306,632)          (8,506,374)
                                                                                             ------------         ------------
Net Increase from Capital Transactions in Shares of Beneficial Interest .............             918,966            2,153,066
                                                                                             ------------         ------------
TOTAL INCREASE IN NET ASSETS ........................................................           1,245,784            2,550,959
NET ASSETS
Beginning of Period .................................................................           2,550,959                   --
                                                                                             ------------         ------------
End of Period (including undistributed net investment income of $11,665) ............        $  3,796,743         $  2,550,959
                                                                                             ============         ============


                        See Notes to Financial Statements

================================================================================
American AAdvantage S&P 500 Index Mileage Fund

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the American AAdvantage S&P 500 Index Mileage Fund.

                                                                                                 SIX MONTHS        MARCH 2,1998
                                                                                                   ENDED          (COMMENCEMENT
                                                                                                JUNE 30,1999     OF OPERATIONS) TO
                                                                                                 (UNAUDITED)      DECEMBER 31, 1998
                                                                                                ------------     ------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ......................................................       $   11.78          $   10.00
                                                                                                  ---------          ---------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income .................................................................            0.07               0.10
    Net Realized and Unrealized Gain on Investments and Futures Transactions ..............            1.34               1.78
                                                                                                  ---------          ---------
Total from Investment Operations ..........................................................            1.41               1.88
                                                                                                  ---------          ---------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income .................................................................           (0.03)             (0.10)
                                                                                                  ---------          ---------
    Total Distributions ...................................................................           (0.03)             (0.10)
                                                                                                  ---------          ---------
NET ASSET VALUE, END OF PERIOD ............................................................       $   13.16          $   11.78
                                                                                                  =========          =========
TOTAL INVESTMENT RETURN ...................................................................           11.95%             18.92%
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000s omitted) ..............................................       $   3,797          $   2,551
    Ratios to Average Net Assets (annualized):
           Net Investment Income ..........................................................            1.02%              1.00%
           Expenses, including expenses of the BT Equity 500 Index Portfolio ..............            0.53%              0.55%
           Decrease Reflected in Above Expense Ratio Due to
              Absorption of Expenses by Bankers Trust and AMR Investment Services, Inc. ...            1.40%              2.81%

---------------

                        See Notes to Financial Statements

================================================================================
American AAdvantage S&P 500 Index Mileage Fund

NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. The American AAdvantage S&P 500 Index Mileage Fund (the "Fund") is one of the nine funds offered under the Trust and commenced active operations on March 2, 1998.

The Fund invests all of its investable assets in the BT Investment Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1999, the Fund's investment was 0.05% of the Portfolio.

These financial statements relate to the Fund. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

B. Valuation of Investments

Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income

The Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio each day. All net investment income and realized and unrealized gain (loss) of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Dividends

Dividends from net investment income of the Fund normally will be declared and paid quarterly. Distributions of net realized capital gains earned by the Fund, if any, will be paid annually.

Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

E. Federal Income and Excise Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. The Fund has a capital loss carryforward of $512,699 which expires in year 2006.

F. Deferred Organization Expenses

Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

G. Expenses

Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses incurred by the Trust with respect to any two of more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

H. Valuation of Shares

The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

I. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2-FEES AND TRANSACTIONS WITH AFFILIATES

A. Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of
 .30% of the Fund's average daily net assets. The Manager has contractually agreed to waive distribution fees and to reimburse the Fund for other expenses through October 31, 1999 to the extent that total annual fund operating expenses exceed 0.55%.

================================================================================
American AAdvantage S&P 500 Index Mileage Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

B. Distribution Plan

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the six months ended June 30, 1999, the Manager waived distribution fees totaling $4,433.

C. Other

Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel.

For the six months ended June 30, 1999, the cost of air transportation was not material to any of the Funds.

D. Reimbursement of Expenses

For the six months ended June 30 1999, the Manager reimbursed expenses totaling $20,742 to the Fund.

NOTE 3-SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                  For the six months ended                         For the period ended
                                        June 30, 1999                                December 31, 1998
                            ---------------------------------              ---------------------------------
                               Shares               Amount                     Shares              Amount
                            ------------         ------------              ------------         ------------
Sold ...............             838,033         $ 10,219,790                 1,055,816         $ 10,646,746
Reinvested .........                 469                5,808                     1,177               12,694
Redeemed ...........            (766,612)          (9,306,632)                (840,486)           (8,506,374)
                            ------------         ------------              ------------         ------------
Net increase .......              71,890         $    918,966                   216,507         $  2,153,066
                            ============         ============              ============         ============

================================================================================
Equity 500 Index Portfolio

STATEMENT OF NET ASSETS June 30, 1999 (unaudited)
--------------------------------------------------------------------------------


    Shares                           Description                        Value
    ------                           -----------                        -----
               COMMON STOCK - 101.3% ............................
     226,000   3Com Corp.(1) ....................................   $  6,031,375
     970,744   Abbott Laboratories ..............................     44,168,852
      39,000   Adobe Systems, Inc. ..............................      3,204,096
      23,368   Adolph Coors Co. -- Class B ......................      1,156,716
      90,941   Advanced Micro Devices, Inc.(1) ..................      1,642,622
     130,000   AES Corp.(1) .....................................      7,556,250
      92,059   Aetna, Inc. ......................................      8,233,527
     170,100   Aflac, Inc.(1) ...................................      8,143,537
     147,908   Air Products and Chemicals, Inc. .................      5,953,297
      18,398   Alberto-Culver Co. -- Class B ....................        489,847
     275,323   Albertson's, Inc. ................................     14,196,351
     139,736   Alcan Aluminium Ltd. .............................      4,462,818
     237,500   Alcoa, Inc. ......................................     14,695,312
     129,494   Allegheny Teledyne, Inc. .........................      2,929,802
      45,201   Allergan, Inc. ...................................      5,017,311
     357,212   AlliedSignal, Inc.(2) ............................     22,504,356
     517,698   Allstate Corp. ...................................     18,572,416
     177,900   Alltel Corp. .....................................     12,719,850
      64,034   ALZA Corp.(1) ....................................      3,257,730
      62,493   Amerada Hess Corp. ...............................      3,718,333
      84,620   Ameren Corp. .....................................      3,247,292
     693,400   America Online, Inc.(1) ..........................     76,620,700
     132,910   American Electric Power Co. ......................      4,992,432
     290,216   American Express Co. .............................     37,764,357
     161,637   American General Corp. ...........................     12,183,389
      57,314   American Greetings Corp. -- Class A ..............      1,726,584
     859,192   American Home Products Corp. .....................     49,403,540
     794,405   American International Group, Inc. ...............     92,995,035
     711,904   Ameritech Corp. ..................................     52,324,944
     326,380   Amgen, Inc.(1) ...................................     19,868,382
      98,404   AMR Corp.(1) .....................................      6,716,073
     114,450   Amsouth Banc Corp. ...............................      2,653,809
      81,100   Anadarko Petroleum Corp. .........................      2,985,494
      51,376   Andrew Corp.(1) ..................................        972,933
     306,480   Anheuser Busch Companies, Inc.(2) ................     21,740,925
     157,875   AON Corp. ........................................      6,512,344
      63,300   Apache Corp. .....................................      2,468,700
      89,642   Apple Computer, Inc. .............................      4,151,545
     237,200   Applied Materials, Inc.(1) .......................     17,523,150
     419,647   Archer-Daniels-Midland Co. .......................      6,478,301
      26,783   Armstrong World Industries, Inc. .................      1,548,392
      20,849   Asarco, Inc. .....................................        392,222
      32,987   Ashland, Inc. ....................................      1,323,603
     457,422   Associates First Capital Corp. -- Class A ........     20,269,512
   2,040,706   AT&T Corp. .......................................    113,896,904
     209,250   Atlantic Richfield Co. ...........................     17,485,453
      35,814   Autodesk, Inc. ...................................      1,058,751
     403,524   Automatic Data Processing, Inc. ..................     17,755,056
      87,800   Autozone, Inc.(1) ................................      2,644,975
      74,530   Avery Dennison Corp. .............................      4,499,749
     171,356   Avon Products, Inc. ..............................      9,510,258
     209,713   Baker Hughes, Inc. ...............................      7,025,385
      18,754   Ball Corp. .......................................        792,356
     767,348   Banc One Corp. ...................................     45,705,165
   1,109,639   Bank of America Corp. ............................     81,350,409
     487,800   Bank of New York Co., Inc. .......................     17,896,162
     190,034   BankBoston Corp. .................................      9,715,488
     275,500   Barrick Gold Corp. ...............................      5,337,812
     162,300   Battle Mountain Gold Co.(1) ......................        395,606
      36,123   Bausch & Lomb, Inc. ..............................      2,763,409
     183,463   Baxter International, Inc. .......................     11,122,444

    Shares                           Description                        Value
    ------                           -----------                        -----
     176,900   BB&T Corp. .......................................   $  6,490,019
      71,795   Bear Stearns Companies, Inc. .....................      3,356,416
     165,164   Becton, Dickinson & Co. ..........................      4,954,920
     995,280   Bell Atlantic Corp. ..............................     65,066,430
   1,214,464   BellSouth Corp. ..................................     56,928,000
      25,431   Bemis Co., Inc. ..................................      1,010,882
     129,700   Best Buy Inc.(1) .................................      8,754,750
     186,860   Bestfoods ........................................      9,249,570
      89,049   Bethlehem Steel Corp.(1) .........................        684,564
      72,150   Biomet, Inc.(1) ..................................      2,867,962
      57,571   Black & Decker Corp. .............................      3,634,169
     138,400   BMC Software, Inc.(1) ............................      7,473,600
     613,946   Boeing Co. .......................................     27,128,739
      38,403   Boise Cascade Corp. ..............................      1,646,529
     250,700   Boston Scientific Corp.(1) .......................     11,015,131
          25   Bp Amoco Plc -- Sponsored ADR ....................          2,713
      15,582   Briggs & Stratton Corp. ..........................        899,860
   1,274,456   Bristol-Myers Squibb Co. .........................     89,769,494
      30,019   Brown-Forman Corp. -- Class B ....................      1,956,864
     105,235   Browning-Ferris Industries, Inc. .................      4,525,105
      58,842   Brunswick Corp. ..................................      1,640,221
     303,536   Burlington Northern Santa Fe Corp. ...............      9,409,616
     120,039   Burlington Resources, Inc. .......................      5,191,687
      34,577   C.R. Bard, Inc. ..................................      1,653,213
     110,600   Cabletron Systems, Inc.(1) .......................      1,437,800
     270,454   Campbell Soup Co. ................................     12,542,304
     126,100   Capital One Financial Corp. ......................      7,022,194
     169,997   Cardinal Health, Inc. ............................     10,901,058
     390,500   Carnival Corp. -- Class A ........................     18,939,250
      77,628   Carolina Power & Light Co. .......................      3,323,449
      47,400   Case Corp. .......................................      2,281,125
     237,964   Caterpillar, Inc. ................................     14,277,840
     452,810   CBS Corp.(1) .....................................     19,668,934
     503,534   Cendant Corp.(1) .................................     10,322,447
      38,180   Centex Corp. .....................................      1,434,136
     136,630   Central & South West Corp. .......................      3,193,726
      95,000   Centurytel, Inc. .................................      3,776,250
      88,104   Ceridian Corp. ...................................      2,879,899
      65,028   Champion International Corp. .....................      3,113,215
     252,050   Charles Schwab Corp. .............................     27,693,994
     546,464   Chase Manhattan Corp. ............................     47,337,444
     418,566   Chevron Corp. ....................................     39,842,251
     108,572   Chubb Corp. ......................................      7,545,754
     132,399   CIGNA Corp. ......................................     11,783,511
      96,700   Cincinnati Financial Corp. .......................      3,632,294
     105,122   Cinergy Corp. ....................................      3,363,904
      66,846   Circuit City Stores, Inc. ........................      6,216,678
   2,059,050   Cisco Systems, Inc.(1) ...........................    132,808,725
   2,163,924   Citigroup ........................................    102,786,390
     199,100   Clear Channel Communications, Inc.(1) ............     13,725,456
      75,204   Clorox Co. .......................................      8,032,727
      74,300   CMS Energy .......................................      3,111,312
     149,432   Coastal Corp. ....................................      5,977,280
   1,581,442   Coca-Cola Co. ....................................     98,840,125
     264,300   Coca-Cola Enterprises, Inc. ......................      7,862,925
     187,702   Colgate-Palmolive Co. ............................     18,535,572
      53,502   Columbia Energy Group ............................      3,353,907
     368,122   Columbia/HCA Healthcare Corp. ....................      8,397,783
     488,824   Comcast Corp. -- Special Class A .................     18,789,172
      99,660   Comerica, Inc. ...................................      5,923,541
   1,075,984   Compaq Computer Corp. ............................     25,487,371
     350,875   Computer Associates International, Inc. ..........     19,298,125


                       See Notes to Financial Statements.

================================================================================
Equity 500 Index Portfolio

STATEMENT OF NET ASSETS June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

   Shares                              Description                                Value
   ------                              -----------                                -----
     101,872   Computer Sciences Corp.(1) .................................   $  7,048,269
     238,300   Compuware Corp.(1) .........................................      7,580,919
     308,832   ConAgra, Inc. ..............................................      8,222,652
     203,468   Conseco, Inc. ..............................................      6,193,057
     149,736   Consolidated Edison, Inc. ..................................      6,775,554
      61,405   Consolidated Natural Gas Co. ...............................      3,730,354
      70,600   Consolidated Stores Corp.(1) ...............................      1,906,200
      88,825   Constellation Energy Group, Inc. ...........................      2,631,441
      61,248   Cooper Industries, Inc. ....................................      3,184,896
      53,951   Cooper Tire & Rubber Co. ...................................      1,274,592
     156,514   Corning, Inc. ..............................................     10,975,544
     139,899   Costco Companies, Inc.(1) ..................................     11,200,664
      72,900   Countrywide Credit Industries, Inc. ........................      3,116,475
      42,449   Crane Co. ..................................................      1,334,490
      81,650   Crown Cork & Seal Co., Inc. ................................      2,327,025
     155,232   CSX Corp. ..................................................      7,033,950
      20,334   Cummins Engine Co., Inc. ...................................      1,161,580
     248,588   CVS Corp. ..................................................     12,615,841
      66,894   Cyprus Amax Minerals Co. ...................................      1,015,953
     107,147   Dana Corp. .................................................      4,935,459
      94,700   Danaher Corp. ..............................................      5,504,437
      88,319   Darden Restaurants, Inc. ...................................      1,926,458
      23,045   Data General Corp.(1) ......................................        335,593
     282,616   Dayton Hudson Corp. ........................................     18,370,040
     153,923   Deere & Co. ................................................      6,099,199
   1,643,900   Dell Computer Corp.(1) .....................................     60,824,300
     349,125   Delphi Automotive Systems ..................................      6,480,633
      90,798   Delta Air Lines, Inc. ......................................      5,232,235
      51,591   Deluxe Corp. ...............................................      2,008,825
      64,997   Dillard Department Stores, Inc. -- Class A. ................      2,283,020
     151,406   Dollar General Corp. .......................................      4,390,774
     125,206   Dominion Resources, Inc. ...................................      5,422,985
     144,008   Dover Corp. ................................................      5,040,280
     145,076   Dow Chemical Co. ...........................................     18,406,517
      48,172   Dow Jones & Co., Inc. ......................................      2,556,127
     104,876   DTE Energy Co. .............................................      4,195,040
     726,492   Du Pont (E.I.) de Nemours & Co. ............................     49,628,485
     232,295   Duke Power Co. .............................................     12,631,041
     105,979   Dun & Bradstreet Corp. .....................................      3,755,631
      15,642   Eastern Enterprises ........................................        621,769
      62,781   Eastman Chemical Co. .......................................      3,248,917
     208,826   Eastman Kodak Co. ..........................................     14,147,961
      52,382   Eaton Corp. ................................................      4,819,144
      73,800   Ecolab, Inc. ...............................................      3,219,525
     226,470   Edison International, Inc. .................................      6,058,072
      31,125   EG & G, Inc. ...............................................      1,108,828
     316,000   Electronic Data Systems Corp. ..............................     17,873,750
          89   Elf Aquitaine-Sponsored ADR ................................          6,547
     705,140   Eli Lilly & Co. ............................................     50,505,652
     643,680   EMC CORP.(1) ...............................................     35,402,400
     298,000   Emerson Electric Co. .......................................     18,736,750
      84,308   Engelhard Corp. ............................................      1,907,468
     219,066   Enron Corp. ................................................     17,908,645
     158,407   Entergy Corp. ..............................................      4,950,219
      90,800   Equifax, Inc. ..............................................      3,240,425
   1,559,034   Exxon Corp. ................................................    120,240,497
     672,114   Fannie Mae .................................................     45,955,795
     189,710   FDX Corp.(1) ...............................................     10,291,767
     141,100   Federated Department Stores, Inc.(1) .......................      7,469,481
     170,567   Fifth Third Bancorp ........................................     11,353,366
     283,900   First Data Corp. ...........................................     13,893,356
     623,085   First Union Corp. ..........................................     29,284,995


   Shares                              Description                                Value
   ------                              -----------                                -----
     442,400   Firstar Corp. ..............................................   $ 12,387,200
     152,384   FirstEnergy Corp. ..........................................      4,723,904
     394,888   Fleet Financial Group, Inc. ................................     17,523,155
      22,406   Fleetwood Enterprises, Inc. ................................        592,359
      62,700   Florida Progress Corp. .....................................      2,590,294
      47,681   Fluor Corp. ................................................      1,931,080
      20,850   FMC Corp.(1) ...............................................      1,424,316
     782,644   Ford Motor Co. .............................................     44,170,471
     138,985   Fort James Corp. ...........................................      5,264,057
     111,574   Fortune Brands, Inc. .......................................      4,616,374
      30,738   Foster Wheeler Corp. .......................................        434,174
     117,794   FPL Group, Inc. ............................................      6,434,497
     172,120   Franklin Resources, Inc. ...................................      6,992,375
     435,714   Freddie Mac ................................................     25,271,412
      79,700   Freeport-McMoRan Copper & Gold, Inc. -- Class B(1) .........      1,429,619
     114,100   Frontier Corp. .............................................      6,731,900
      46,300   Fruit of The Loom, Inc.-- Class A(1) .......................        451,425
     180,592   Gannett Company, Inc. ......................................     12,889,754
     548,334   Gap, Inc. ..................................................     27,622,325
      89,200   Gateway, Inc.(1) ...........................................      5,262,800
      81,744   General Dynamics Corp. .....................................      5,599,464
   2,101,744   General Electric Co. .......................................    237,497,072
     103,100   General Instrument Corp.(1) ................................      4,381,750
      98,269   General Mills, Inc. ........................................      7,898,371
     419,634   General Motors Corp. .......................................     27,695,844
     115,226   Genuine Parts Co. ..........................................      4,032,910
     112,802   Georgia-Pacific Corp. ......................................      5,343,995
     711,316   Gillette Co. ...............................................     29,163,956
      37,317   Golden West Financial Corp. ................................      3,657,066
      47,752   Goodrich (B.F.) Co. ........................................      2,029,460
     100,136   Goodyear Tire & Rubber Co. .................................      5,889,248
      64,400   GPU, Inc. ..................................................      2,716,875
      24,525   Great Atlantic & Pacific Tea Co., Inc. .....................        829,252
      37,796   Great Lakes Chemical Corp. .................................      1,740,978
     623,636   GTE Corp. ..................................................     47,240,427
     204,400   Guidant Corp.(1) ...........................................     10,513,825
      69,735   H & R Block, Inc. ..........................................      3,486,750
     259,525   H.J. Heinz Co. .............................................     13,008,691
     281,962   Halliburton Co. ............................................     12,758,780
      38,839   Harcourt General, Inc. .....................................      2,002,636
      58,815   Harrah's Entertainment, Inc.(1) ............................      1,293,930
      55,742   Harris Corp. ...............................................      2,184,390
     146,546   Hartford Financial Services Group, Inc. ....................      8,545,464
     123,470   Hasbro, Inc. ...............................................      3,449,443
      68,900   HCR Manor Care, Inc.(1) ....................................      1,666,519
     252,500   Healthsouth Corp.(1) .......................................      3,771,719
      31,616   Helmerich and Payne ........................................        752,856
      70,514   Hercules, Inc. .............................................      2,772,082
      81,894   Hershey Foods Corp. ........................................      4,862,456
     650,840   Hewlett-Packard Co. ........................................     65,409,420
     166,541   Hilton Hotels Corp. ........................................      2,362,800
     953,152   Home Depot, Inc. ...........................................     61,418,732
     149,343   Homestake Mining Co. .......................................      1,222,746
      83,119   Honeywell, Inc. ............................................      9,631,414
     309,585   Household International, Inc. ..............................     14,666,589
     105,000   Humana, Inc.(1) ............................................      1,358,437
     135,070   Huntington Bancshares, Inc. ................................      4,727,450
      81,162   Ikon Office Solutions, Inc. ................................      1,217,430
     151,192   Illinois Tool Works, Inc. ..................................     12,397,744
     220,858   IMS Health, Inc. ...........................................      6,901,812
      80,266   Inco, Ltd.(1) ..............................................      1,444,788


                       See Notes to Financial Statements.

================================================================================
Equity 500 Index Portfolio

STATEMENT OF NET ASSETS June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

   Shares                          Description                         Value
   ------                          -----------                         -----
     105,946   Ingersoll-Rand Co. ...............................   $  6,846,760
   2,133,956   Intel Corp. ......................................    126,970,382
   1,163,764   International Business Machines Corp. ............    150,416,497
      65,287   International Flavors & Fragrances, Inc. .........      2,897,111
     265,474   International Paper Co. ..........................     13,406,437
      83,360   Interpublic Group of Companies, Inc. .............      7,221,060
      59,423   ITT Industries ...................................      2,265,502
     169,550   J.C. Penney Co., Inc. ............................      8,233,772
      67,965   Jefferson-Pilot Corp. ............................      4,498,433
     862,396   Johnson & Johnson ................................     84,514,808
      47,154   Johnson Controls, Inc. ...........................      3,268,362
       7,839   Jostens, Inc. ....................................        165,109
      70,400   Kansas City Southern Inds ........................      4,492,400
      29,045   Kaufman & Broad Home Corp. .......................        722,494
     252,314   Kellogg Co. ......................................      8,326,362
      60,831   Kerr-McGee Corp. .................................      3,052,956
     319,000   KeyCorp ..........................................     10,247,875
     347,406   Kimberly Clark Corp. .............................     19,802,142
      47,512   King World Productions, Inc.(1) ..................      1,654,011
      58,800   KLA/Tencor Corp.(1) ..............................      3,814,650
     315,503   Kmart Corp.(1) ...................................      5,186,081
      58,826   Knight-Ridder, Inc. ..............................      3,231,753
      98,800   Kohls Corp.(1) ...................................      7,626,125
     513,740   Kroger Co. .......................................     14,352,611
     153,900   Laidlaw, Inc. ....................................      1,135,012
      75,700   Lehman Brothers, Inc. ............................      4,712,325
     133,741   Limited, Inc. ....................................      6,068,498
     138,020   Lincoln National Corp. ...........................      7,220,171
      44,403   Liz Claiborne, Inc. ..............................      1,620,709
     251,610   Lockheed Martin Corp. ............................      9,372,472
      63,300   Loews Corp. ......................................      5,008,612
      24,926   Longs Drug Stores, Inc. ..........................        861,505
      74,958   Louisiana-Pacific Corp. ..........................      1,780,252
     236,688   Lowe's Companies, Inc. ...........................     13,417,251
      85,000   LSI Logic Corp.(1) ...............................      3,920,625
   1,924,321   Lucent Technologies, Inc. ........................    129,771,431
          38   Lyondell Chemical Co. ............................            784
      49,702   Mallinckrodt Group, Inc. .........................      1,807,910
     155,680   Marriott International ...........................      5,818,540
     179,286   Marsh and McLennan ...............................     13,536,093
     225,022   Masco Corp. ......................................      6,497,510
     267,265   Mattel, Inc. .....................................      7,065,818
     216,447   May Department Stores Co. ........................      8,847,271
      58,812   Maytag Corp. .....................................      4,098,461
      63,700   MBIA, Inc. .......................................      4,124,575
     514,137   MBNA Corp. .......................................     15,745,446
      37,087   McDermott International, Inc. ....................      1,047,708
     867,728   McDonald's Corp. .................................     35,848,013
     137,960   McGraw-Hill, Inc. ................................      7,441,217
   1,193,213   MCI WorldCom, Inc.(1) ............................    102,914,621
     178,773   McKesson Hboc, Inc. ..............................      5,743,083
      65,902   Mead Corp. .......................................      2,751,408
     389,228   MediaOne Group(1) ................................     28,948,832
     374,704   Medtronic, Inc. ..................................     29,180,074
     334,848   Mellon Bank Corp. ................................     12,180,096
     101,000   Mercantile Banc Corp., Inc. ......................      5,769,625
   1,513,794   Merck & Co., Inc. ................................    112,020,756
      33,372   Meredith Corp. ...................................      1,155,505
          66   Meritor Automotive ...............................          1,683
     228,976   Merrill Lynch & Co., Inc. ........................     18,303,769
      75,300   MGIC Investment Corp. ............................      3,661,462


   Shares                          Description                         Value
   ------                          -----------                         -----
     152,700   Micron Technology, Inc. ..........................   $  6,155,719
   3,263,800   Microsoft Corp.(1) ...............................    294,353,962
      19,447   Milacron, Inc. ...................................        359,769
      28,492   Millipore Corp. ..................................      1,155,707
     258,178   Minnesota Mining & Manufacturing Co. .............     22,445,350
     126,100   Mirage Resorts, Inc.(1) ..........................      2,112,175
     508,642   Mobil Corp. ......................................     50,355,558
          52   Momentum Business Applications(1) ................            367
     398,620   Monsanto Co. .....................................     15,720,576
     370,433   Morgan Stanley Dean Witter Discover & Co. ........     37,969,382
     112,960   Morgan, (J.P.) & Co., Inc. .......................     15,870,880
     384,842   Motorola, Inc. ...................................     36,463,780
     211,000   Nabisco Group Holdings ...........................      4,127,688
       3,827   NACCO Industries, Inc.-- Class A .................        281,285
      41,925   Nalco Chemical Co. ...............................      2,174,859
     210,600   National City Corp. ..............................     13,794,300
     106,826   National Semiconductor Corp.(1) ..................      2,704,033
      31,826   National Service Industries, Inc. ................      1,145,736
      39,758   Navistar International Corp. .....................      1,987,900
      46,700   Network Appliance, Inc.(1) .......................      2,609,363
      71,000   New Century Energies, Inc. .......................      2,755,688
     123,468   New York Times Co. -- Class A ....................      4,545,166
     183,096   Newell Rubbermaid Inc ............................      8,513,964
     118,810   Newmont Mining Corp. .............................      2,361,349
     184,500   Nextel Communications, Inc. -- Class A(1) ........      9,259,594
      78,242   Niagara Mohawk Power Corp. .......................      1,256,762
      35,869   NICOR, Inc. ......................................      1,365,264
     179,348   Nike, Inc. .......................................     11,354,970
      94,558   Nordstrom, Inc. ..................................      3,167,693
     243,453   Norfolk Southern Corp. ...........................      7,334,022
     431,662   Nortel Networks Corp. ............................     37,473,657
      77,088   Northern States Power Co. ........................      1,864,566
      73,500   Northern Trust Corp. .............................      7,129,500
      55,579   Northrop Grumman Corp. ...........................      3,685,582
     222,092   Novell, Inc.(1) ..................................      5,885,438
      57,094   Nucor Corp. ......................................      2,708,397
     221,814   Occidental Petroleum Corp. .......................      4,685,821
     232,300   Office Depot, Inc.(1) ............................      5,125,119
     112,500   Omnicom Group, Inc. ..............................      9,000,000
      17,791   Oneok, Inc. ......................................        564,864
     935,084   Oracle Corp.(1) ..................................     34,714,994
      34,750   Owens Corning ....................................      1,194,531
      97,500   Owens-Illinois, Inc.(1) ..........................      3,187,031
      83,307   P P & L Resources ................................      2,561,690
      63,980   Paccar, Inc. .....................................      3,414,933
     253,389   Pacificorp .......................................      4,656,023
      89,900   Paine Webber Group, Inc. .........................      4,202,825
      80,664   Pall Corp. .......................................      1,789,733
     187,000   Parametric Technology Corp.(1) ...................      2,594,625
      84,414   Parker-Hannifin Corp. ............................      3,861,941
     165,150   Paychex, Inc. ....................................      5,264,156
      32,225   PE Corp. -- PE Biosystems Group ..................      3,697,819
     126,384   PECO Energy ......................................      5,292,330
      22,655   People's Energy Corp. ............................        853,810
     149,300   Peoplesoft, Inc.(1) ..............................      2,575,425
      33,612   Pep Boys (Manny Moe & Jack) ......................        726,860
     941,994   PepsiCo, Inc. ....................................     36,443,393
     832,228   Pfizer, Inc. .....................................     91,337,023
     257,305   PG&E Corp. .......................................      8,362,413
     325,732   Pharmacia & Upjohn, Inc. .........................     18,505,649


                       See Notes to Financial Statements.

================================================================================
Equity 500 Index Portfolio

STATEMENT OF NET ASSETS June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

   Shares                          Description                         Value
   ------                          -----------                         -----
     37,108   Phelps Dodge Corp. ...............................   $ 2,298,377
  1,558,198   Philip Morris Companies ..........................    62,620,082
    162,006   Phillips Petroleum Co. ...........................     8,150,927
    153,520   Pioneer Hi-Bred International, Inc. ..............     5,977,685
    174,796   Pitney Bowes, Inc. ...............................    11,230,643
    151,104   Placer Dome, Inc. ................................     1,784,916
    194,133   PNC Bank Corp. ...................................    11,186,914
     33,582   Polaroid Corp. ...................................       927,703
     18,501   Potlatch .........................................       812,888
    112,342   PPG Industries, Inc. .............................     6,635,199
    101,115   Praxair, Inc. ....................................     4,948,315
    851,240   Procter & Gamble Co. .............................    75,973,170
     46,450   Progressive Corporation of Ohio ..................     6,735,250
         62   Prologis Trust ...................................         1,256
     85,800   Provident Cos., Inc. .............................     3,432,000
     90,797   Providian Financial Corp. ........................     8,489,520
    143,294   Public Service Enterprise Group ..................     5,857,142
     29,832   Pulte Corp. ......................................       688,001
     94,184   Quaker Oats Co. ..................................     6,251,463
     86,052   R.R. Donnelley & Sons Co. ........................     3,189,302
    207,815   Ralston Purina Group .............................     6,325,369
     51,976   Raychem Corp. ....................................     1,923,112
    217,114   Raytheon Co. -- Class B ..........................    15,279,398
     35,129   Reebok International Ltd.(1) .....................       654,278
    136,170   Regions Financial Corp. ..........................     5,234,034
    169,592   Reliant Energy ...................................     4,684,979
     76,600   Republic New York Corp. ..........................     5,223,163
     49,249   Reynolds Metals Co. ..............................     2,905,691
    183,502   Rite Aid Corp. ...................................     4,518,737
         66   Rj Reynolds Tobacco Hldgs ........................         2,079
    135,424   Rockwell International Corp. .....................     8,227,008
    134,491   Rohm & Haas Co. ..................................     5,766,330
     51,700   Rowan Cos., Inc.(1) ..............................       953,219
  1,363,504   Royal Dutch Petroleum Co. ........................    82,151,116
     23,111   Russell Corp. ....................................       450,665
     46,017   Ryder Systems, Inc. ..............................     1,196,442
     93,902   Safeco ...........................................     4,143,426
    326,500   Safeway, Inc.(1) .................................    16,161,750
    583,554   Sara Lee Corp. ...................................    13,239,381
  1,254,428   SBC Communications, Inc. .........................    72,756,824
    942,432   Schering-Plough Corp. ............................    49,948,896
    352,562   Schlumberger Ltd. ................................    22,453,792
     48,438   Scientific-Atlanta, Inc. .........................     1,743,768
    156,400   Seagate Technology, Inc.(1) ......................     4,007,750
    286,737   Seagram Co. Ltd. .................................    14,444,376
     53,605   Sealed Air Corp.(1) ..............................     3,477,624
    245,609   Sears, Roebuck & Co. .............................    10,944,951
    132,514   Sempra Energy ....................................     2,998,129
    175,992   Service Corp. International ......................     3,387,846
     17,074   Shared Medical Systems Corp. .....................     1,114,079
    115,474   Sherwin-Williams Co. .............................     3,204,404
     65,600   Sigma Aldrich Corp. ..............................     2,259,100
    119,215   Silicon Graphics, Inc.(1) ........................     1,952,146
    106,200   SLM Holding Corp. ................................     4,865,288
     41,094   Snap-On Tools Corp. ..............................     1,487,089
    161,500   Solectron Corp.(1) ...............................    10,770,031
     68,910   Sonat, Inc. ......................................     2,282,644
    447,458   Southern Co. .....................................    11,857,637
    118,200   Southtrust Corp ..................................     4,535,925
    215,800   Southwest Airlines Co. ...........................     6,716,775
      7,104   Springs Industries, Inc. -- Class A ..............       309,912


   Shares                          Description                         Value
   ------                          -----------                         -----
    583,064   Sprint Corp. .....................................   $30,793,068
    278,791   Sprint PCS(1) ....................................    15,925,936
     50,588   St. Jude Medical, Inc. ...........................     1,802,198
    151,228   St. Paul Cos., Inc. ..............................     4,810,941
     54,830   Stanley Works ....................................     1,764,841
    314,200   Staples, Inc.(1) .................................     9,720,563
    102,700   State Street Corp. ...............................     8,768,013
    119,100   Summit Bancorp ...................................     4,979,869
    499,912   Sun Microsystems, Inc.(1) ........................    34,431,439
     62,745   Sunoco, Inc. .....................................     1,894,115
    205,460   Suntrust Banks, Inc. .............................    14,266,629
     73,940   SuperValu, Inc. ..................................     1,899,334
    146,950   Synovus Financial Corp. ..........................     2,920,631
    213,420   Sysco Corp. ......................................     6,362,584
    126,932   Tandy Corp. ......................................     6,203,802
     30,207   Tektronix, Inc. ..................................       911,874
    249,150   Tellabs, Inc.(1) .................................    16,833,197
     41,122   Temple Inland, Inc. ..............................     2,806,577
    193,410   Tenet Healthcare Corp.(1) ........................     3,590,173
    118,234   Tenneco, Inc. ....................................     2,822,837
    361,622   Texaco, Inc. .....................................    22,601,375
    248,756   Texas Instruments, Inc. ..........................    36,069,620
    182,127   Texas Utilities Co. ..............................     7,512,739
     97,606   Textron, Inc. ....................................     8,034,194
     96,300   Thermo Electron Corp.(1) .........................     1,932,019
     39,400   Thomas & Betts Corp. .............................     1,861,650
    755,830   Time Warner, Inc. ................................    55,553,505
     46,329   Times Mirror Co.-- Class A .......................     2,744,993
     35,396   Timken Co. .......................................       690,222
    215,816   TJX Cos., Inc. ...................................     7,189,371
     87,068   Torchmark Corp. ..................................     2,971,196
    168,118   Toys `R' Us, Inc.(1) .............................     3,477,941
     80,786   Transamerica Corp. ...............................     6,058,950
     76,096   Tribune Co. ......................................     6,629,864
     98,899   Tricon Global Restaurants, Inc.(1) ...............     5,352,908
     76,772   TRW, Inc. ........................................     4,212,864
     36,896   Tupperware Corp. .................................       940,848
    516,606   Tyco International Ltd. ..........................    48,948,419
    476,637   U.S. Bancorp .....................................    16,205,658
    322,755   U.S. West, Inc. ..................................    18,961,856
    170,225   Unicom Corp. .....................................     6,564,302
    351,346   Unilever NV ......................................    24,506,384
     85,152   Union Carbide Corp. ..............................     4,151,160
    158,747   Union Pacific Corp. ..............................     9,256,934
    160,948   Union Pacific Resources Group, Inc. ..............     2,625,464
     83,200   Union Planters Corp. .............................     3,718,000
    160,499   Unisys Corp.(1) ..................................     6,249,430
    119,500   United Healthcare Corp. ..........................     7,483,688
    310,324   United Technologies Corp. ........................    22,246,352
    154,737   Unocal Corp. .....................................     6,131,454
     89,800   UNUM Corp. .......................................     4,916,550
     48,715   US Airways Group, Inc.(1) ........................     2,122,147
    123,407   UST, Inc. ........................................     3,609,655
     62,377   USX -- U.S. Steel Group ..........................     1,684,179
    193,064   USX Marathon Group ...............................     6,286,647
     76,930   V.F. Corp. .......................................     3,288,758
    450,898   Viacom, Inc. -- Class B(1) .......................    19,839,512
     65,100   Vulcan Materials Co. .............................     3,141,075
     47,049   W.R. Grace & Co.(1) ..............................       864,525
     61,530   W.W. Grainger, Inc. ..............................     3,311,083
    125,710   Wachovia Corp. ...................................    10,756,062


                       See Notes to Financial Statements.

================================================================================
Equity 500 Index Portfolio

STATEMENT OF NET ASSETS June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

     Shares                            Description                         Value
     ------                            -----------                         -----
     2,837,496   Wal-Mart Stores, Inc. ............................   $  136,909,182
       626,136   Walgreen Co. .....................................       18,392,745
     1,318,271   Walt Disney Co. ..................................       40,619,225
       544,358   Warner-Lambert Co. ...............................       37,764,836
       379,172   Washington Mutual, Inc. ..........................       13,413,210
       390,151   Waste Management, Inc. ...........................       20,970,616
        58,600   Watson Pharmaceuticals(1) ........................        2,054,663
        40,400   Wellpoint Health Networks(1) .....................        3,428,950
     1,054,236   Wells Fargo Co. ..................................       45,068,589
        84,662   Wendy's International, Inc. ......................        2,396,993
        62,760   Westvaco Corp. ...................................        1,820,040
       128,594   Weyerhaeuser Co. .................................        8,840,838
        49,839   Whirlpool Corp. ..................................        3,688,086
        65,100   Willamette Industries, Inc. ......................        2,998,669
       301,036   Williams Cos., Inc. ..............................       12,812,845
        76,880   Winn Dixie Stores, Inc. ..........................        2,839,755
        74,392   Wm. Wrigley, Jr. Co. .............................        6,695,280
        56,579   Worthington Industries, Inc. .....................          930,017
       420,470   Xerox Corp. ......................................       24,834,009
                                                                      --------------
     Total Common Stock (Cost $4,624,473,581) .....................    7,219,251,149
                                                                      --------------


     Shares                            Description                         Value
     ------                            -----------                         -----
                SHORT TERM INSTRUMENTS - 2.3%
                Mutual Funds - 2.1%
149,053,427     Institutional Cash Management
                  Fund(2) .........................................    $  149,053,427
                                                                       --------------

Principal
Amount
---------
                U.S. Treasury Bills - 0.2%
$11,500,000       4.37%, 7/22/99(2) ...............................        11,471,187
  1,075,000       4.12%, 7/22/99(2) ...............................         1,072,429
                                                                       --------------
                                                                           12,543,616
                                                                       --------------

Total Short Term Instruments (Cost $161,597,043) ..................       161,597,043
                                                                       --------------

Total Investments (Cost $4,786,070,624) ...................  103.6%     7,380,848,192
Liabilities in Excess of Other Assets .....................   (3.6)%     (253,903,135)
                                                             -----     --------------
Net Assets ................................................  100.0%    $7,126,945,057
                                                             =====     ==============



------------------
(1)  Non-income producing security.
(2)  Held as collateral for futures contracts.


                       See Notes to Financial Statements.

================================================================================
Equity 500 Index Portfolio

STATEMENT OF OPERATIONS For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Dividends (net of foreign withholding tax of $853,040) ......................        $  50,446,337
   Interest ....................................................................              230,889
                                                                                        -------------
Total Investment Income ........................................................           50,677,226
                                                                                        -------------
Expenses
   Advisory Fees ...............................................................            2,388,171
   Administration and Services Fees ............................................              139,626
   Professional Fees ...........................................................               17,157
   Trustees Fees ...............................................................                1,613
   Miscellaneous ...............................................................                  815
                                                                                        -------------
   Total Expenses ..............................................................            2,547,382
                                                                                        -------------
Net Investment Income ..........................................................           48,129,844
                                                                                        -------------
Realized and Unrealized Gain on Investments and Futures Contracts
   Net Realized Loss from Investment Transactions ..............................          (20,205,629)
   Net Realized Gain from Futures Transactions .................................            7,878,722
   Net Change in Unrealized Appreciation/Depreciation on Investments ...........          692,807,362
   Net Change in Unrealized Appreciation/Depreciation on Futures Contracts .....            4,463,160
                                                                                        -------------
Net Realized and Unrealized Gain on Investments and Futures Contracts ..........          684,943,615
                                                                                        -------------
Net Increase in Net Assets from Operations .....................................        $ 733,073,459
                                                                                        =============


================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                               For the               For the
                                                                                           six months ended         year ended
                                                                                            June 30, 1999(1)    December 31, 1998
                                                                                           -----------------    -----------------
Increase in Net Assets from:
Operations
   Net Investment Income ...............................................................     $    48,129,844     $    58,364,731
   Net Realized Gain (Loss) from Investment Transactions and Futures Transactions ......         (12,326,907)         35,274,688
   Net Change in Unrealized Appreciation/Depreciation on Investment
     and Futures Contracts .............................................................         697,270,522         895,089,518
                                                                                             ---------------     ---------------
Net Increase in Net Assets from Operations .............................................         733,073,459         988,728,937
                                                                                             ---------------     ---------------
Capital Transactions
   Proceeds from Capital Invested ......................................................       2,666,490,800       2,853,940,069
   Value of Capital Withdrawn ..........................................................      (1,473,123,612)     (1,445,251,067)
                                                                                             ---------------     ---------------
Net Increase in Net Assets from Capital Transactions ...................................       1,193,367,188       1,408,689,002
                                                                                             ---------------     ---------------
Total Increase in Net Assets ...........................................................       1,926,440,647       2,397,417,939
Net Assets
   Beginning of Period .................................................................       5,200,504,410       2,803,086,471
                                                                                             ---------------     ---------------
   End of Period .......................................................................     $ 7,126,945,057     $ 5,200,504,410
                                                                                             ===============     ===============


-----------------

(1)    Unaudited.


                       See Notes to Financial Statements.

================================================================================
Equity 500 Index Portfolio

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.


                                                  For the
                                                 six months                     For the year ended December 31,
                                                ended June 30,  ------------------------------------------------------------------
                                                   1999(1)          1998          1997           1996          1995        1994
                                               ---------------  -----------   -----------    -----------   -----------   ---------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted) ...   $ 7,126,945      $ 5,200,504   $ 2,803,086    $ 1,925,224   $ 1,080,736   $ 559,772
   Ratios to Average Net Assets:
   Net Investment Income ...................          1.51%(2)         1.50%         1.76%          2.20%         2.52%       2.84%
   Expenses ................................          0.08%(2)         0.08%         0.08%          0.10%         0.10%       0.10%
   Decrease Reflected in Above Expense
     Ratios Due to Expenses Reimbursed
     and/or Fees Waived by Bankers Trust ...            --             0.02%         0.07%          0.05%         0.05%       0.06%
Portfolio Turnover Rate ....................            10%               4%           19%            15%            6%         21%

------------------
(1)    Unaudited.


(2)    Annualized.


                       See Notes to Financial Statements.

================================================================================
Equity 500 Index Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A. Organization

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and began operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Futures Contracts

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes

The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). The agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, computed as a percentage of the average daily net assets of the Portfolio which on an annual basis is equal to the lesser of (1) 0.005%, or (2) the amount that brings the total annual operating expenses as a percentage of the Portfolio's average daily net assets up to 0.08%. For the period January 1, 1998 to May 6, 1998, the Administration and Services fee was 0.05% on an annual basis. For the six months ended June 30, 1999, Administration and Services Fees amounted to $139,626.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .075% of the Portfolio's average daily net assets. For the period January 1, 1998 to May 6, 1998 the Advisory fee was .10%. For the six months ended June 30, 1999, Advisory Fees amounted to $2,388,171, of which $267,757 was payable at the end of the period.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .08% of the average daily net assets of the Portfolio.

The Portfolio may invest in the Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of June 30, 1999 amounted to $3,787,178 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

For the six months ended June 30, 1999, the Portfolio paid affiliated brokerage commissions of $16,526.

================================================================================
Equity 500 Index Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

Note 3--Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1999, were $1,976,610,265 and $615,765,892, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1999 was $4,804,171,277. The aggregate gross unrealized appreciation was $2,665,663,652, and the aggregate gross unrealized depreciation was $88,986,737 for all investments as of June 30, 1999. Payable for securities purchased at June 30, 1999 amounted to $318,781,154.

Note 4--Futures Contracts

A summary of obligations under these financial instruments at June 30, 1999 is as follows:

                                                         Market          Unrealized
Type of Future   Expiration   Contracts    Position       Value         Appreciation
--------------   ----------   ---------    --------      ------         ------------
S&P 500 Index
   Futures       Sept. 1999      592         Long      $204,491,600      $5,603,496


At June 30, 1999, the Portfolio segregated approximately $12,540,000 to cover margin requirements on open futures contracts.

Note 5--Net Assets

Paid-in Capital ........................        $4,526,563,993
Net Unrealized Appreciation on
   Investments and Futures .............         2,600,381,064
                                                --------------
Total Net Assets .......................        $7,126,945,057
                                                ==============

                    THIS PAGE WAS INTENTIONALLY LEFT BLANK.

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